Common shares - Narrative (Details) $ / shares in Units, $ in Millions				1 Months Ended	6 Months Ended
	Sep. 29, 2021 $ / shares	Jun. 15, 2021 $ / shares	Mar. 15, 2021 $ / shares	Apr. 30, 2021 shares $ / shares	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 $ / shares	Dec. 31, 2020 shares $ / shares	Sep. 30, 2020 USD ($)	Nov. 30, 2019 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in dollars per share) | $ / shares		$ 0.10	$ 0.10		$ 0.20	$ 0.20
Common shares held in treasury (in shares) | shares					7,519,324		7,519,324
Authorized amount of market share issuance program | $									$ 100.0
Par value per common share market share issuance program (in dollars per share) | $ / shares									$ 0.01
Remaining Availability Of After Market Equity Program | $					$ 97.4
Declaration Of Dividend
Disclosure of classes of share capital [line items]
Dividends per share (in USD per share) | $ / shares	$ 0.10
Common stock
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares					$ 0.01		$ 0.01
Number of shares outstanding (in shares) | shares					58,369,516		58,093,147
Common stock | New $250 Million Securities Repurchase Program
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase | $								$ 250.0
Authorized amount of share repurchase, remaining amount | $					$ 250.0
2013 Equity Incentive Plan | Common stock
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares) | shares					386,883
Par value per share (in dollars per share) | $ / shares					$ 0.01
Restricted Stock
Disclosure of classes of share capital [line items]
Number of shares granted (in shares) | shares					276,369
Number of shares outstanding and non-vested (in shares) | shares					3,720,577		3,806,773
Restricted Stock | 2013 Equity Incentive Plan | Employees
Disclosure of classes of share capital [line items]
Number of shares granted (in shares) | shares				276,369
Restricted stock, share price (in dollars per share) | $ / shares				$ 18.38
Restricted Stock | 2013 Equity Incentive Plan | Employees | First vesting percentage
Disclosure of classes of share capital [line items]
Vested rights, percentage				33.33%
Restricted Stock | 2013 Equity Incentive Plan | Employees | Second vesting percentage
Disclosure of classes of share capital [line items]
Vested rights, percentage				33.33%
Restricted Stock | 2013 Equity Incentive Plan | Employees | Third vesting percentage
Disclosure of classes of share capital [line items]
Vested rights, percentage				33.33%